FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 28, 2025 USD ($) $ / lb	Mar. 13, 2025 USD ($)	Mar. 13, 2025 CAD ($)	Dec. 29, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, per unit | $ / lb	0.01
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on material costs	$ 6,000,000.0
Long-term debt (note 12)	$ 3,863,680,000			$ 1,235,870,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	50.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings	$ (5,000,000.0)
Products made of cotton or cotton blend	1
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	$ 300,000,000
Four Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	1,700,000,000
Revolving Long-Term Bank Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	1,200,000,000
Unsecured Notes Payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	50,000,000
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	109,680,000	$ 104,000,000	$ 150	$ 0
Receivables Purchase Agreement One
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables purchase agreement, maximum of sale of accounts receivables	975,000,000
Receivables Purchase Agreement Two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables purchase agreement, maximum of sale of accounts receivables	400,000,000
Receivables Purchase Agreement Three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables purchase agreement, maximum of sale of accounts receivables	$ 150,000,000
Debtor Concentration Risk | Ten Largest Trade Debtors | Accounts Receivable Benchmark
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk, percentage	80.00%			87.00%
Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 150,000,000
Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 100,000,000